Principal
(logo) Financial                                            Principal Life
       Group                                                Insurance Company

                                                            Princor Financial
                                                            Services Corporation

December 7, 2000



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549


Re       Principal Life Insurance Company Separate Account B
         Flexible Variable Annuity Contract
         CIK No.  0000009713
         File Nos.  333-40254 and 33-74232

Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), the undersigned certifies on behalf of Principal Life Insurance Company Separate Account B and the Flexible Variable Annuity Contract that the Prospectus and Statement of Additional Information relating to this contract that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in the most recent Amendment to the contract's Registration Statement which was filed electronically with the Securities and Exchange Commission on November 15, 2000.

Please send copies of all correspondence with respect to this certificate to the undersigned, or contact me at (515) 235-6086.

Sincerely

/s/ Jean B. Schustek


Jean B. Schustek
Assistant Vice President - Registered Products
Princor Financial Services Corporation

JBS/ka




   The Principal Home Office: Des Moines, Iowa USA 50392-0200 (800) 451-5447 Securities offered through Princor Financial Services Corporation,
                  Des Moines, IA 50392-0200 FAX (515) 248-4745